PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	¥ (397,749)	$ (54,491)	¥ (276,471)	¥ (216,694)
Net cash (used in) generated from investing activities	(593,444)	(81,300)	(47,681)	(118,792)
Net cash (used in) generated from financing activities	1,146,031	157,005	257,653	383,088
Exchange rate effect on cash	(8,275)	(1,134)	(2,425)	(47,170)
Net (decrease) increase in cash	146,563	20,080	(68,924)	432
Cash at beginning of the year	58,139
Cash at end of the year	216,224	29,623	58,139
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	641	88	(1,258)	(2,047)
Net cash (used in) generated from investing activities	19,039	2,608	15,655	(29,335)
Net cash (used in) generated from financing activities	(37,226)	(5,100)	1,590	16,591
Exchange rate effect on cash	489	67	(31)	1,243
Net (decrease) increase in cash	(17,057)	(2,337)	15,956	(13,548)
Cash at beginning of the year	17,466	2,393	1,510	15,058
Cash at end of the year	¥ 409	$ 56	¥ 17,466	¥ 1,510